Income and mining taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,033.7	$ 761.3
Mining tax
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	362.4	$ 403.5
Canada
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	23.0
MEXICO
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 74.5